                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10065
                                                      ---------

                     Tax-Managed Small-Cap Growth Portfolio
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.0%

SECURITY                                              SHARES        VALUE
---------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.1%

Armor Holdings, Inc.(1)                                  38,300    $    1,265,432
United Defense Industries, Inc.(1)                       28,600           990,990
---------------------------------------------------------------------------------
                                                                   $    2,256,422
---------------------------------------------------------------------------------

AGRICULTURAL SERVICES -- 0.9%

VCA Antech, Inc.(1)                                      42,700    $    1,746,003
---------------------------------------------------------------------------------
                                                                   $    1,746,003
---------------------------------------------------------------------------------

APPAREL -- 0.9%

Polo Ralph Lauren Corp., Class A                         36,700    $    1,269,820
Quiksilver, Inc.(1)                                      24,700           534,261
---------------------------------------------------------------------------------
                                                                   $    1,804,081
---------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%

Bandag, Inc.                                             15,000    $      653,250
Fleetwood Enterprises, Inc.(1)                           72,500         1,051,250
Pep Boys - Manny, Moe & Jack (The)                       53,240         1,462,503
---------------------------------------------------------------------------------
                                                                   $    3,167,003
---------------------------------------------------------------------------------

BANKS -- 1.0%

Hanmi Financial Corp.                                    54,000    $    1,337,580
PrivateBancorp, Inc.                                     13,700           757,884
---------------------------------------------------------------------------------
                                                                   $    2,095,464
---------------------------------------------------------------------------------

BATTERIES -- 0.5%

Rayovac Corp.(1)                                         38,900    $    1,036,685
---------------------------------------------------------------------------------
                                                                   $    1,036,685
---------------------------------------------------------------------------------

BEVERAGES -- 0.8%

Cott Corp.(1)(2)                                         54,700    $    1,660,692
---------------------------------------------------------------------------------
                                                                   $    1,660,692
---------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 3.9%

Cox Radio, Inc., Class A(1)                              33,800    $      699,998
Cumulus Media, Inc., Class A(1)                          45,500           956,410
Radio One, Inc.(1)                                       60,400         1,145,184
XM Satellite Radio Holdings, Inc., Class A(1)           215,300         5,158,588
---------------------------------------------------------------------------------
                                                                   $    7,960,180
---------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.1%

FileNET Corp.(1)                                         26,200    $      719,452
Heidrick & Struggles International, Inc.(1)              33,700           836,771
Lionbridge Technologies, Inc.(1)                         83,200           750,464
---------------------------------------------------------------------------------
                                                                   $    2,306,687
---------------------------------------------------------------------------------

CASINOS AND GAMING -- 3.9%

Alliance Gaming Corp.(1)                                 49,100    $    1,226,027
Ameristar Casinos, Inc.                                  31,200           989,664
Argosy Gaming Co.(1)                                     20,800           773,552
Boyd Gaming Corp.                                        44,400         1,043,400
Scientific Games Corp.(1)                                57,000         1,028,280
Shuffle Master, Inc.(1)                                  66,600         2,181,150
Station Casinos, Inc.                                    17,500           788,900
---------------------------------------------------------------------------------
                                                                   $    8,030,973
---------------------------------------------------------------------------------

CHEMICALS -- 0.7%

Headwaters, Inc.(1)                                      41,200    $      947,188
IMC Global, Inc.                                         33,400           419,838
---------------------------------------------------------------------------------
                                                                   $    1,367,026
---------------------------------------------------------------------------------

COAL -- 0.9%

Fording Canadian Coal Trust(2)                           24,000    $      922,800
Massey Energy Co.                                        37,000           866,540
---------------------------------------------------------------------------------
                                                                   $    1,789,340
---------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.7%

Alliance Data Systems Corp.(1)                           26,200    $      910,974
Digitas, Inc.(1)                                         90,600           897,846
Intersections, Inc.(1)                                   71,807         1,773,633
---------------------------------------------------------------------------------
                                                                   $    3,582,453
---------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.6%

Andrew Corp.(1)                                          75,500    $    1,279,725
---------------------------------------------------------------------------------
                                                                   $    1,279,725
---------------------------------------------------------------------------------

COMPUTER HARDWARE -- 0.3%

Gateway, Inc.(1)                                        120,000    $      578,400
---------------------------------------------------------------------------------
                                                                   $      578,400
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.3%

Cognizant Technology Solutions Corp.(1)                  14,600    $      631,596
WebEx Communications, Inc.(1)                            93,600         2,100,384
---------------------------------------------------------------------------------
                                                                   $    2,731,980
---------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 3.1%

Activision, Inc.(1)                                      91,450    $    1,377,237
Akamai Technologies, Inc.(1)                            178,100         2,105,142
Hyperion Solutions Corp.(1)                              30,400         1,166,752
Pinnacle Systems, Inc.(1)                                73,500           578,445
Verint Systems, Inc.(1)                                  43,600         1,171,096
---------------------------------------------------------------------------------
                                                                   $    6,398,672
---------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.4%

Regis Corp.                                              19,900    $      864,058
---------------------------------------------------------------------------------
                                                                   $      864,058
---------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.3%

Silgan Holdings, Inc.(1)                                 15,800    $      664,706
---------------------------------------------------------------------------------
                                                                   $      664,706
---------------------------------------------------------------------------------

DRUGS -- 11.1%

AtheroGenics, Inc.(1)                                    33,600    $      793,632
Covance, Inc.(1)                                         71,100         2,398,914
Elan Corp. PLC ADR(1)                                   114,800         2,479,680
Endo Pharmaceuticals Holdings, Inc.(1)                   16,000           381,920
EPIX Medical, Inc.(1)                                    69,600         1,706,592
Impax Laboratories, Inc.(1)                              76,400         1,589,884
MGI Pharma, Inc.(1)                                      47,800         2,954,996
Nabi Biopharmaceuticals(1)                              130,200         2,128,770
Nektar Therapeutics(1)                                  109,600         2,219,400
Onyx Pharmaceuticals, Inc.(1)                            51,600         2,544,912
Perrigo Co.                                              69,500         1,499,115
Valeant Pharmaceuticals International                    85,100         1,965,810
---------------------------------------------------------------------------------
                                                                   $   22,663,625
---------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.7%

AU Optronics Corp. ADR                                   39,400    $      846,312
Littelfuse, Inc.(1)                                      17,900           687,360
---------------------------------------------------------------------------------
                                                                   $    1,533,672
---------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.5%

Thermo Electron Corp.(1)                                 33,300    $      972,360
---------------------------------------------------------------------------------
                                                                   $      972,360
---------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.8%

Pixelworks, Inc.(1)                                      36,300    $      649,044
Silicon Image, Inc.(1)                                  129,600         1,320,624
Silicon Laboratories, Inc.(1)                            26,100         1,230,615
Skyworks Solutions, Inc.(1)                              66,700           570,952
---------------------------------------------------------------------------------
                                                                   $    3,771,235
---------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%

WMS Industries, Inc.(1)                                  44,400    $    1,253,856
---------------------------------------------------------------------------------
                                                                   $    1,253,856
---------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.5%

First Marblehead Corp., (The)(1)                         32,300    $      958,018
---------------------------------------------------------------------------------
                                                                   $      958,018
---------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.3%

Central Garden and Pet Co.(1)                            14,500    $      558,395
---------------------------------------------------------------------------------
                                                                   $      558,395
---------------------------------------------------------------------------------

FOODS -- 1.6%

Corn Products International, Inc.                        25,600    $    1,088,000
Smithfield Foods, Inc.(1)                                32,500           864,500
United Natural Foods, Inc.(1)                            51,400         1,287,570
---------------------------------------------------------------------------------
                                                                   $    3,240,070
---------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 0.3%

Applica, Inc.(1)                                         49,100    $      550,902
---------------------------------------------------------------------------------
                                                                   $      550,902
---------------------------------------------------------------------------------

HEALTH SERVICES -- 3.2%

Accredo Health, Inc.(1)                                  30,500    $    1,178,825
DaVita, Inc.(1)                                          32,200         1,645,420
LCA-Vision, Inc.(1)                                      33,900           853,941
Neopharm, Inc.(1)                                        54,900         1,122,705
PacifiCare Health Systems, Inc.(1)                       48,400         1,730,784
---------------------------------------------------------------------------------
                                                                   $    6,531,675
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
HOTELS -- 0.6%

Choice Hotels International, Inc.                        26,800    $    1,203,320
---------------------------------------------------------------------------------
                                                                   $    1,203,320
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%

Jarden Corp.(1)                                          25,500    $      948,600
---------------------------------------------------------------------------------
                                                                   $      948,600
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%

Chattem, Inc.(1)                                         30,400    $      822,958
---------------------------------------------------------------------------------
                                                                   $      822,958
---------------------------------------------------------------------------------

INFORMATION SERVICES -- 0.4%

Dendrite International, Inc.(1)                          42,000    $      719,880
---------------------------------------------------------------------------------
                                                                   $      719,880
---------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 1.6%

F5 Networks, Inc.(1)                                     74,025    $    1,880,235
TIBCO Software, Inc.(1)                                 192,700         1,445,250
---------------------------------------------------------------------------------
                                                                   $    3,325,485
---------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.5%

Ask Jeeves, Inc.(1)                                      32,800    $    1,163,416
CNET Networks, Inc.(1)                                   57,100           486,492
eCollege.com, Inc.(1)                                    46,100           833,488
iVillage, Inc.(1)                                        78,500           502,400
---------------------------------------------------------------------------------
                                                                   $    2,985,796
---------------------------------------------------------------------------------

MACHINERY -- 0.4%

Joy Global, Inc.                                         34,225    $      898,406
---------------------------------------------------------------------------------
                                                                   $      898,406
---------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 1.2%

Brink's Co./The                                          37,600    $    1,042,648
Harsco Corp.                                             30,900         1,345,077
---------------------------------------------------------------------------------
                                                                   $    2,387,725
---------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 8.6%

Affymetrix, Inc.(1)                                      16,500    $      504,240
Celgene Corp.(1)                                         37,700         1,948,713
Dendreon Corp.(1)                                       138,900         1,805,700
Encysive Pharmaceuticals, Inc.(1)                        79,900           802,995
Eyetech Pharmaceuticals, Inc.(1)                         33,500         1,197,625
ImClone Systems, Inc.(1)                                 33,400         2,233,792
Ligand Pharmaceuticals, Inc.(1)                          83,400         1,785,594
Martek Biosciences, Corp.(1)                             60,500         3,841,145
OSI Pharmaceuticals, Inc.(1)                              8,700           641,973
Protein Design Labs, Inc.(1)                             77,900         1,906,992
Serologicals Corp.(1)                                    46,500           861,180
---------------------------------------------------------------------------------
                                                                   $   17,529,949
---------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 8.0%

Abiomed, Inc.(1)                                         60,800    $      694,336
Align Technology, Inc.(1)                                45,900           794,988
Cytyc Corp.(1)                                           81,800         1,750,520
Dade Behring Holdings, Inc.(1)                           59,875         2,754,250
DENTSPLY International, Inc.                             18,800           911,048
Given Imaging, Ltd.(1)(2)                                85,400         3,095,750
Haemonetics Corp.(1)                                     48,000         1,355,040
Hologic, Inc.(1)                                         34,700           695,735
I-Flow Corp.(1)                                          28,700           420,168
Kyphon, Inc.(1)                                         135,500         3,401,050
Wright Medical Group, Inc.(1)                            13,000           446,420
---------------------------------------------------------------------------------
                                                                   $   16,319,305
---------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Formation Capital Corp.(1)(2)(3)(4)                     400,000    $      116,342
Steel Dynamics, Inc.(1)                                  74,450         1,792,012
---------------------------------------------------------------------------------
                                                                   $    1,908,354
---------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 3.9%

CARBO Ceramics, Inc.                                     29,200    $    1,888,656
Grant Prideco, Inc.(1)                                  124,300         1,895,575
Input/Output, Inc.(1)                                    37,400           295,086
Maverick Tube Corp.(1)                                   51,800         1,172,234
National-Oilwell, Inc.(1)                                62,900         1,756,168
Veritas DGC, Inc.(1)                                     48,300           986,769
---------------------------------------------------------------------------------
                                                                   $    7,994,488
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                             SHARES        VALUE
---------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION -- 7.7%

Denbury Resources, Inc.(1)                               78,400    $    1,431,584
Evergreen Resources, Inc.(1)                             48,700         1,954,331
Harvest Natural Resources, Inc.(1)                      119,600         1,966,224
Nuevo Energy Co.(1)                                      25,500           879,750
Patina Oil & Gas Corp.                                   75,500         2,098,900
Quicksilver Resources, Inc.(1)                           44,700         1,942,215
Swift Energy Co.(1)                                      49,600         1,075,824
Tesoro Petroleum Corp.(1)                                60,600         1,230,786
Tom Brown, Inc.(1)                                       45,300         2,168,964
Ultra Petroleum Corp.(1)                                 27,600           906,384
---------------------------------------------------------------------------------
                                                                   $   15,654,962
---------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.0%

Louisiana-Pacific Corp.                                  84,700    $    1,998,073
---------------------------------------------------------------------------------
                                                                   $    1,998,073
---------------------------------------------------------------------------------

PRIVATE CORRECTIONS -- 0.6%

Corrections Corp. of America(1)                          35,800    $    1,304,552
---------------------------------------------------------------------------------
                                                                   $    1,304,552
---------------------------------------------------------------------------------

PUBLISHING -- 0.3%

Thomas Nelson, Inc.                                      27,200    $      711,552
---------------------------------------------------------------------------------
                                                                   $      711,552
---------------------------------------------------------------------------------

RETAIL -- 0.7%

Select Comfort Corp.(1)                                  55,900    $    1,355,016
---------------------------------------------------------------------------------
                                                                   $    1,355,016
---------------------------------------------------------------------------------

RETAIL - ELECTRONICS -- 0.5%

Guitar Center, Inc.(1)                                   24,500    $    1,017,240
---------------------------------------------------------------------------------
                                                                   $    1,017,240
---------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.0%

Buffalo Wild Wings, Inc.(1)                               7,900    $      262,122
NBTY, Inc.(1)                                            49,500         1,839,420
---------------------------------------------------------------------------------
                                                                   $    2,101,542
---------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.1%

Gander Mountain Co.(1)                                   69,400    $    1,558,030
Overstock.com, Inc.(1)                                   30,400         1,101,696
PETsMART, Inc.                                           50,200         1,390,540
The Finish Line(1)                                       30,500         1,022,665
Urban Outfitters, Inc.(1)                                26,400         1,218,888
---------------------------------------------------------------------------------
                                                                   $    6,291,819
---------------------------------------------------------------------------------

SCHOOLS -- 2.6%

Career Education Corp.(1)                                24,000    $    1,536,000
Strayer Education, Inc.                                  12,800         1,599,616
Sylvan Learning Systems, Inc.(1)                         24,200           853,050
Universal Technical Institute, Inc.(1)                   31,300         1,392,537
---------------------------------------------------------------------------------
                                                                   $    5,381,203
---------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 4.0%

Alvarion Ltd.(1)(2)                                      36,400    $      388,388
NII Holdings, Inc., Class B(1)                          133,100         4,658,500
Research in Motion Ltd.(1)(2)                             6,700           581,292
Rogers Wireless Communications, Inc., Class B(1)(2)      29,300           715,506
Spectrasite, Inc.(1)                                     17,000           635,290
Viasat, Inc.(1)                                          51,600         1,134,168
---------------------------------------------------------------------------------
                                                                   $    8,113,144
---------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $174,982,840)                                 $  194,327,727
---------------------------------------------------------------------------------

PRIVATE PLACEMENTS AND
SPECIAL WARRANTS -- 0.1%

METALS - GOLD -- 0.1%
Nevada Pacific Mining Co.(1)(3)(4)                       80,000    $       56,000
Western Exploration and Development, Ltd.(1)(3)(4)      600,000           180,000
---------------------------------------------------------------------------------
                                                                   $      236,000
---------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENTS AND
   SPECIAL WARRANTS
   (IDENTIFIED COST, $560,000)                                     $      236,000
---------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SHORT-TERM INVESTMENTS -- 2.5%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                        $    5,047    $    5,047,000
---------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $5,047,000)                                 $    5,047,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.6%
   (IDENTIFIED COST, $180,589,840)                                 $  199,610,727
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.4%                             $    4,903,856
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  204,514,583
---------------------------------------------------------------------------------

ADR - AMERICAN DEPOSITARY RECEIPT

(1)  NON-INCOME PRODUCING SECURITY.

(2)  FOREIGN SECURITY.

(3) SECURITY VALUED AT FAIR VALUE USING METHODS DETERMINED IN GOOD FAITH BY OR AT THE DIRECTION OF THE TRUSTEES.

(4)  RESTRICTED SECURITY.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $180,589,840)                               $  199,610,727
Cash                                                                                         3,440
Receivable for investments sold                                                         12,463,656
Receivable from affiliate                                                                   71,699
Dividends and interest receivable                                                           24,098
Tax reclaim receivable                                                                       1,980
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        $  212,175,600
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                   $    7,612,531
Payable to affiliate for Trustees' fees                                                      5,012
Accrued expenses                                                                            43,474
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   $    7,661,017
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                           $  204,514,583
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                             $  185,493,792
Net unrealized appreciation (computed on the basis of identified cost)                  19,020,791
--------------------------------------------------------------------------------------------------
TOTAL                                                                               $  204,514,583
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $6,742)                                            $      221,709
Interest                                                                                    42,597
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             $      264,306
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                              $      703,336
Trustees' fees and expenses                                                                  4,015
Custodian fee                                                                              103,539
Legal and accounting services                                                               28,744
Miscellaneous                                                                                7,932
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      $      847,566
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                 $     (583,260)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)
   Investment transactions (identified cost basis)                                  $   16,841,584
   Net increase from payments by affiliate and net gains (losses)
      realized on the disposal of investments purchased which did
      not meet the Portfolio's investment guidelines                                        31,560
   Foreign currency transactions                                                            (3,222)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                   $   16,869,922
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                              $  (20,494,985)
   Foreign currency                                                                            (96)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                $  (20,495,081)
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                    $   (3,625,159)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                          $   (4,208,419)
--------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
INCREASE (DECREASE)                                          APRIL 30, 2004       YEAR ENDED
IN NET ASSETS                                                (UNAUDITED)          OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                         $     (583,260)      $   (1,089,582)
   Net realized gain from investment
      transactions, payments by affiliate and
      foreign currency transactions                                16,869,922           27,727,579
   Net change in unrealized
      appreciation (depreciation) of
      investments and foreign currency                            (20,495,081)          23,194,183
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $   (4,208,419)      $   49,832,180
--------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $   13,748,098       $   26,027,907
   Withdrawals                                                    (31,727,465)         (58,232,046)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $  (17,979,367)      $  (32,204,139)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $  (22,187,786)      $   17,628,041
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $  226,702,369       $  209,074,328
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $  204,514,583       $  226,702,369
--------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 2004          ----------------------   PERIOD ENDED
                                                         (UNAUDITED)             2003          2002       OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                        0.76%(2)         0.73%         0.73%             0.70%(2)
   Expenses after custodian fee reduction                          0.76%(2)         0.73%         0.73%             0.68%(2)
   Net investment loss                                            (0.52)%(2)       (0.53)%       (0.49)%           (0.48)%(2)
Portfolio Turnover                                                  167%             248%          131%               38%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                   (2.29)%(4)       27.24%       (22.16)%              --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                    $  204,515       $  226,702    $  209,074        $  307,838
-----------------------------------------------------------------------------------------------------------------------------

(1)  FOR THE PERIOD FROM THE START OF BUSINESS, MARCH 1, 2001, TO OCTOBER 31,
     2001.

(2)  ANNUALIZED.

(3) TOTAL RETURN IS REQUIRED TO BE DISCLOSED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2000.

(4) THE INVESTMENT ADVISER REIMBURSED THE PORTFOLIO $71,699 FOR A NET LOSS REALIZED ON THE DISPOSAL OF INVESTMENTS PURCHASED WHICH DID NOT MEET THE PORTFOLIO'S INVESTMENT GUIDELINES. THE EFFECT OF THE REIMBURSEMENT HAS NO EFFECT ON TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2004.

                        SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 held an approximate 66.7% interest in the Portfolio, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 held an approximate 19.3% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 13.9%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $703,336. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   For the six months ended April 30, 2004, EVM reimbursed the Portfolio $71,699 for a net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $359,124,837 and $374,551,194, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                $ 180,589,840
   ---------------------------------------------------------------------------
   Gross unrealized appreciation                                 $  25,515,578

   Gross unrealized depreciation                                    (6,494,691)
   ---------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                   $  19,020,887
   ---------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

7  RESTRICTED SECURITIES

   At April 30, 2004, the Portfolio owned the following securities (representing 0.17% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                             DATE OF
   DESCRIPTION               ACQUISITION   SHARES/FACE      COST      FAIR VALUE
   -----------------------------------------------------------------------------
   COMMON STOCKS

   Formation Capital Corp.   12/21/98        400,000      $  88,260   $  116,342
   -----------------------------------------------------------------------------
                                                          $  88,260   $  116,342
   -----------------------------------------------------------------------------

   PRIVATE PLACEMENTS AND SPECIAL WARRANTS

   Nevada Pacific Mining Co. 12/21/98         80,000      $  80,000   $   56,000
   Western Exploration and
     Development, Ltd.       12/21/98        600,000        480,000      180,000
   -----------------------------------------------------------------------------
                                                          $ 560,000   $  236,000
   -----------------------------------------------------------------------------

INVESTMENT MANAGEMENT

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

     OFFICERS
     Duncan W. Richardson
     President

     Toni Y. Shimura
     Vice President and
     Portfolio Manager

     Michelle A. Alexander
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     James B. Hawkes

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlmen

     Norton H. Reamer

     Lynn A. Stout

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  June 17, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Michelle A. Alexander
       -------------------------
       Michelle A. Alexander
       Treasurer


Date:  June 17, 2004
       -------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President

Date:  June 17, 2004
       -------------